Subsequent Events Level 3 Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Table Text Block]

	Year Ended December 31
	2012	2011	2010
	(thousands, except for per-share data)
Net income (loss)	$41,496	$(46,363)	$(33,297)
Weighted average number of common shares for basic net income (loss) per common share	29,700	29,700	29,700
Incremental effect of dilutive common stock equivalents	—	—	—
Weighted average number of common shares for diluted net income (loss) per common share	29,700	29,700	29,700
Net income (loss) per common share:
Basic	$1.40	$(1.56)	$(1.12)
Diluted	$1.40	$(1.56)	$(1.12)